Consolidated Statements Of Income (Parenthetical)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Adjusted to reflect common stock dividend paid to shareholders	2.00%	2.00%
Adjusted to reflect common stock dividend paid to shareholders record date	Oct. 03, 2011	Sep. 30, 2010
Dividend Paid [Member]
Adjusted to reflect common stock dividend paid to shareholders record date		Oct. 03, 2011